CREDIT FACILITIES	6 Months Ended
Jun. 30, 2019
CREDIT FACILITIES.
CREDIT FACILITIES

NOTE 12 — CREDIT FACILITIES

	30 June 2019	31 December 2018
	US$'000	US$'000
Revolving Facility	105,000	65,000
Term Loan	250,000	250,000
Total credit facilities	355,000	315,000
Deferred financing fees, net of accumulated amortisation	(13,078)	(14,560)
Total credit facilities, net of deferred financing fees	341,922	300,440

On 23 April 2018, contemporaneous with the closing of its Eagle Ford acquisition, the Company entered into a  $250.0 million syndicated second lien term loan with Morgan Stanley Energy Capital, as administrative agent, (the “Term Loan”), and a syndicated revolver with Natixis, New York Branch, as administrative agent, (the “Revolving Facility”)  ($250.0 million face).

The Revolving Facility and Term Loan are secured by certain of the Company’s oil and gas properties.  The Revolving Facility is subject to a borrowing base, which is redetermined at least semi-annually.  In May 2019, the borrowing base was increased from $122.5 million to $170.0 million.  The next of such redeterminations will occur in the fourth quarter of 2019.  The Revolving Facility has a 4 1/2 year term (matures in October 2022) and the Term Loan has a five year term (matures in April 2023).  If upon any downward adjustment of the borrowing base, the outstanding borrowings are in excess of the revised borrowing base, the Company may have to repay its indebtedness in excess of the borrowing base immediately, or in five monthly installments.

Interest on the Revolving Facility accrues at a rate equal to LIBOR, plus a margin, depending on the level of funds borrowed. As of 30 June 2019, the margin ranged from 2.25% to 3.25%  (2.5% to 3.5% prior to May 2019).  Interest on the Term Loan accrues at a rate equal to the greater of (i) LIBOR plus 8% or (ii) 9%.

The Company is required under our credit agreements to maintain the following financial ratios:

•

a minimum Current Ratio, consisting of consolidated current assets (as defined in the Revolving Facility) including undrawn borrowing capacity to consolidated current liabilities (as defined in the Revolving Facility), of not less than 1.0 to 1.0 as of the last day of any fiscal quarter;

•

a maximum Leverage Ratio, consisting of consolidated Total Debt to adjusted consolidated EBITDAX (as defined in the Revolving Facility), of not greater than 4.0 to 1.0 as of the last day of any fiscal quarter;

•

a minimum Interest Coverage Ratio, consisting of EBITDAX to Consolidated Interest Expense (as defined in the Revolving Facility), of not less than 2.0 to 1.0 as of the last day of any fiscal quarter; and

•	An Asset Coverage Ratio, consisting of Total Proved PV9% to Total Debt (as defined in the Term Loan agreement), of not less than 1.50 to 1.0.

As at 30 June 2019, the Company was in compliance with all restrictive financial and other covenants under the Term Loan and Revolving Facility.

The Company had letters of credit of $16.4 million outstanding on the Revolving Facility and $48.6 million of available borrowing capacity at 30 June 2019.  Subsequent to 30 June 2019, the Company drew an additional $10.0 million on the Revolving Facility.